MainStay VP T. Rowe Price Equity Income Portfolio (Prospectus Summary) | MainStay VP T. Rowe Price Equity Income Portfolio
MainStay VP T. Rowe Price Equity Income Portfolio
Investment Objective
The Portfolio seeks substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies.
Fees and Expenses of the Portfolio
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the example do not include any separate account or policy fees or sales charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher. Investors should consult the applicable variable annuity policy or variable universal life insurance policy prospectus for more information.

Annual Portfolio Operating Expense (fees paid directly from your investment)
Annual Fund Operating Expenses MainStay VP T. Rowe Price Equity Income Portfolio		Initial Class	Service Class
Management Fees (as an annual percentage of the Portfolio's average daily net assets)	[1]	0.80%	0.80%
Distribution and Service (12b-1) Fees		none	0.25%
Total Other Expenses		0.04%	0.04%
Total Annual Portfolio Operating Expenses	[1]	0.84%	1.09%
Waivers / Reimbursements		(0.05%)	(0.05%)
Total Annual Portfolio Operating Expenses After Waiver	[1]	0.79%	1.04%
[1]	The management fee is as follows: 0.80% on assets up to $500 million; and 0.775% on assets over $500 million. New York Life Investment Management LLC has contractually agreed to waive its management fee to 0.75% on assets up to $500 million; and 0.725% on assets over $500 million. This agreement will remain in effect until May 1, 2014, and shall renew automatically for one-year terms unless New York Life Investment Management LLC provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Portfolio.

Example
The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example MainStay VP T. Rowe Price Equity Income Portfolio (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Initial Class	81	263	461	1,033
Service Class	106	342	596	1,324

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 15% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio, under normal circumstances, will invest at least 80% of its assets (net assets plus any borrowings for investment purposes) in common stocks, with 65% in the common stocks of well-established companies paying above-average dividends.

T. Rowe Price Associates, Inc., the Portfolio's Subadvisor, typically employs a "value" approach in selecting investments. The Subadvisor's in-house research team seeks companies that appear to be undervalued by various measures and may be temporarily out of favor but have good prospects for capital appreciation and dividend growth.

In selecting investments, the Subadvisor generally looks for companies in the aggregate with one or more of the following:

• an established operating history;

• above-average dividend yield relative to the S&P 500 Index;

• a low price/earnings ratio relative to the S&P 500 Index;

• a sound balance sheet and other positive financial characteristics; and

• a low stock price relative to a company's underlying value as measured by assets, cash flow, or business franchises.

Under normal market conditions, substantial dividend income means that the yield on the Portfolio's securities generally exceeds the yield on the Portfolio's benchmark. In pursuing its investment objective, the Portfolio has the discretion to deviate from its normal investment criteria, as previously described, and purchase securities that the Subadvisor believes will provide an opportunity for substantial appreciation.

These situations might arise when the Subadvisor believes a security could increase in value for a variety of reasons, including an extraordinary corporate event, a new product introduction or innovation, a favorable competitive development, or a change in management.

While most assets will typically be invested in U.S. common stocks, the Portfolio may invest in foreign stocks in keeping with the Portfolio's objectives.

The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Principal Risks

Loss of Money Risk: Before considering an investment in the Portfolio, you should understand that you could lose money.

Market Changes Risk: The value of the Portfolio's investments may change because of broad changes in the markets in which the Portfolio invests, which could cause the Portfolio to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in increased volatility. Such market conditions tend to add significantly to the risk of short-term volatility in the net asset value of the Portfolio's shares.

Management Risk: The investment strategies, practices and risk analysis used by the Subadvisor may not produce the desired results.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio manager's ability to anticipate such changes that can adversely affect the value of the Portfolio's holdings. Opportunity for greater gain often comes with greater risk of loss.

Value Stock Risk: Value stocks may never reach what the Subadvisor believes is their full value or they may go down in value. In addition, different types of stocks tend to shift in and out of favor depending on market and economic conditions, and therefore the Portfolio's performance may be lower than that of funds that invest in other types of equity securities.

Foreign Securities Risk: Investments in foreign securities may be riskier than investments in U.S. securities. Differences between U.S. and foreign regulatory regimes and securities markets, including less stringent investor protections and disclosure standards of some foreign markets, less liquid trading markets and political and economic developments in foreign countries, may affect the value of the Portfolio's investments in foreign securities. Foreign securities may also subject the Portfolio's investments to changes in currency rates. These risks may be greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets.

Past Performance
Since the Portfolio does not have a full calendar year of performance as of the date of this Prospectus, no calendar year performance information is available.